EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.00%
25,416	AdvanSix Inc	$ 972,670
25,918	American Vanguard Corp	567,086
91,863	Arconic Corp(a)	2,409,567
116,851	ATI Inc(a)	4,610,940
22,953	AZZ Inc	946,582
29,015	Balchem Corp	3,669,817
44,111	Carpenter Technology Corp	1,974,408
47,266	Century Aluminum Co(a)	472,660
30,342	Compass Minerals International Inc	1,040,427
17,144	Hawkins Inc	750,564
11,514	Haynes International Inc	576,736
48,493	HB Fuller Co	3,319,346
22,452	Innospec Inc	2,305,147
14,202	Kaiser Aluminum Corp	1,059,895
18,451	Koppers Holdings Inc	645,232
161,954	Livent Corp(a)	3,517,641
49,115	Mativ Holdings Inc	1,054,499
37,294	Mercer International Inc	364,549
29,544	Minerals Technologies Inc	1,785,049
12,353	Quaker Chemical Corp	2,445,276
59,109	Rayonier Advanced Materials Inc(a)	370,613
17,016	Rogers Corp(a)	2,780,925
19,218	Stepan Co	1,980,031
28,450	Sylvamo Corp	1,316,097
30,818	Trinseo PLC	642,555
		41,578,312
Communications — 4.08%
56,632	A10 Networks Inc	877,230
62,687	ADTRAN Holdings Inc	994,216
25,900	AMC Networks Inc Class A(a)	455,322
9,904	ATN International Inc	405,272
54,959	Cars.com Inc(a)	1,060,709
11,406	Clearfield Inc(a)	531,291
38,701	Cogent Communications Holdings Inc	2,466,028
67,560	Consolidated Communications Holdings Inc(a)	174,305
24,070	ePlus Inc(a)	1,180,393
50,343	EW Scripps Co Class A(a)	473,727
117,260	Extreme Networks Inc(a)	2,242,011
134,987	Gannett Co Inc(a)	252,426
57,772	Gogo Inc(a)	837,694
99,202	Harmonic Inc(a)	1,447,357
22,419	HealthStream Inc(a)	607,555
24,410	InterDigital Inc(b)	1,779,489
21,367	Liquidity Services Inc(a)	281,403
831,972	Lumen Technologies Inc	2,204,726
25,017	NETGEAR Inc(a)	463,065
31,430	Perficient Inc(a)	2,268,932
44,606	QuinStreet Inc(a)	707,897
26,351	Scholastic Corp	901,731
46,117	Shenandoah Telecommunications Co	877,145
21,402	Shutterstock Inc	1,553,785
Shares		Fair Value
Communications — (continued)
23,791	TechTarget Inc(a)	$ 859,331
88,543	Telephone & Data Systems Inc	930,587
27,848	Thryv Holdings Inc(a)	642,175
68,956	Viasat Inc(a)	2,333,471
203,977	Viavi Solutions Inc(a)	2,209,071
63,336	Yelp Inc(a)	1,944,415
		33,962,759
Consumer, Cyclical — 15.60%
44,124	Abercrombie & Fitch Co Class A(a)	1,224,441
70,557	Academy Sports & Outdoors Inc	4,603,844
13,954	Allegiant Travel Co(a)	1,283,489
101,341	American Axle & Manufacturing Holdings Inc(a)	791,473
158,299	American Eagle Outfitters Inc	2,127,539
5,354	America's Car-Mart Inc(a)	424,090
19,984	Asbury Automotive Group Inc(a)	4,196,640
26,649	Big Lots Inc(b)	292,073
21,189	BJ's Restaurants Inc(a)	617,448
79,717	Bloomin' Brands Inc	2,044,741
27,094	Boot Barn Holdings Inc(a)	2,076,484
39,586	Brinker International Inc(a)	1,504,268
26,261	Buckle Inc	937,255
32,019	Caleres Inc	692,571
7,337	Cavco Industries Inc(a)	2,331,258
25,292	Century Communities Inc	1,616,665
43,445	Cheesecake Factory Inc(b)	1,522,747
110,822	Chico's FAS Inc(a)	609,521
10,888	Children's Place Inc(a)(b)	438,242
16,639	Chuy's Holdings Inc(a)	596,508
95,829	Cinemark Holdings Inc(a)	1,417,311
20,046	Cracker Barrel Old Country Store Inc(b)	2,277,226
37,789	Dave & Buster's Entertainment Inc(a)	1,390,257
45,276	Designer Brands Inc Class A(b)	395,712
13,941	Dine Brands Global Inc	942,969
25,666	Dorman Products Inc(a)	2,213,949
18,143	El Pollo Loco Holdings Inc	173,991
21,076	Ethan Allen Interiors Inc	578,747
38,478	G-III Apparel Group Ltd(a)	598,333
10,665	Genesco Inc(a)	393,325
30,250	Gentherm Inc(a)	1,827,705
37,799	GMS Inc(a)	2,188,184
19,852	Golden Entertainment Inc(a)	863,761
24,181	Green Brick Partners Inc(a)	847,786
13,166	Group 1 Automotive Inc	2,981,046
26,673	Guess? Inc(b)	519,057
315,436	Hanesbrands Inc	1,659,193
12,223	Haverty Furniture Cos Inc	390,036
47,503	Hawaiian Holdings Inc(a)	435,128
11,333	Hibbett Inc	668,420
36,848	HNI Corp	1,025,848
21,262	Installed Building Products Inc	2,424,506

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
53,749	Interface Inc	$ 436,442
24,145	iRobot Corp(a)	1,053,688
18,341	Jack in the Box Inc	1,606,488
97,476	KAR Auction Services Inc(a)	1,333,472
44,780	Kontoor Brands Inc	2,166,904
39,514	La-Z-Boy Inc	1,149,067
23,025	LCI Industries	2,529,757
135,091	Leslie's Inc(a)	1,487,352
18,627	LGI Homes Inc(a)	2,124,037
24,614	M/I Homes Inc(a)	1,552,897
22,384	Marcus Corp(b)	358,144
19,400	MarineMax Inc(a)	557,750
52,607	MDC Holdings Inc	2,044,834
33,019	Meritage Homes Corp	3,855,298
32,138	Methode Electronics Inc	1,410,215
68,477	MillerKnoll Inc	1,400,355
11,811	Monarch Casino & Resort Inc	875,786
14,367	Movado Group Inc	413,339
70,218	National Vision Holdings Inc(a)	1,322,907
44,964	Nu Skin Enterprises Inc Class A	1,767,535
36,657	ODP Corp(a)	1,648,832
13,199	Oxford Industries Inc	1,393,682
19,125	Patrick Industries Inc	1,315,991
10,168	PC Connection Inc	457,153
19,466	PetMed Express Inc(b)	316,128
22,535	PriceSmart Inc	1,610,802
132,177	Resideo Technologies Inc(a)	2,416,196
27,476	Ruth's Hospitality Group Inc	451,156
98,107	Sally Beauty Holdings Inc(a)	1,528,507
22,306	ScanSource Inc(a)	678,995
33,911	Shake Shack Inc Class A(a)	1,881,721
14,597	Shoe Carnival Inc	374,413
41,024	Signet Jewelers Ltd	3,190,847
67,295	Six Flags Entertainment Corp(a)	1,797,449
44,514	SkyWest Inc(a)	986,875
20,337	Sleep Number Corp(a)	618,448
15,093	Sonic Automotive Inc Class A	820,154
115,493	Sonos Inc(a)	2,265,973
16,506	Standard Motor Products Inc	609,237
66,332	Steven Madden Ltd	2,387,952
29,492	Sun Country Airlines Holdings Inc(a)	604,586
44,202	Titan International Inc(a)	463,237
91,499	Tri Pointe Homes Inc(a)	2,316,755
13,705	UniFirst Corp	2,415,232
53,775	Urban Outfitters Inc(a)	1,490,643
12,230	Veritiv Corp	1,652,762
50,765	Vista Outdoor Inc(a)	1,406,698
42,735	Wabash National Corp	1,050,854
27,643	Winnebago Industries Inc	1,595,001
70,235	Wolverine World Wide Inc	1,197,507
56,150	World Fuel Services Corp	1,434,633
17,991	XPEL Inc(a)	1,222,488
38,537	Xperi Inc(a)	421,209
13,621	Zumiez Inc(a)	251,171
		129,863,341
Shares		Fair Value
Consumer, Non-Cyclical — 18.93%
28,441	Aaron's Co Inc	$ 274,740
59,679	ABM Industries Inc	2,681,974
68,048	AdaptHealth Corp(a)	845,837
14,605	Addus HomeCare Corp(a)	1,559,230
41,134	Adtalem Global Education Inc(a)	1,588,595
31,311	Agiliti Inc(a)(b)	500,350
45,265	Alarm.com Holdings Inc(a)	2,275,924
39,128	AMN Healthcare Services Inc(a)	3,246,059
33,568	Amphastar Pharmaceuticals Inc(a)	1,258,800
27,718	Andersons Inc	1,145,308
36,135	AngioDynamics Inc(a)	373,636
10,534	ANI Pharmaceuticals Inc(a)	418,410
13,499	Anika Therapeutics Inc(a)	387,691
46,314	Arcus Biosciences Inc(a)	844,767
76,653	Arlo Technologies Inc(a)	464,517
34,816	Artivion Inc(a)	456,090
41,404	Avanos Medical Inc(a)	1,231,355
57,124	Avid Bioservices Inc(a)	1,071,646
63,578	B&G Foods Inc(b)	987,366
31,164	BioLife Solutions Inc(a)	677,817
16,384	Calavo Growers Inc	471,368
34,503	Cal-Maine Foods Inc	2,100,888
41,705	Cara Therapeutics Inc(a)	204,772
37,178	Cardiovascular Systems Inc(a)	738,355
87,028	Catalyst Pharmaceuticals Inc(a)	1,442,924
8,991	Central Garden & Pet Co(a)	369,170
37,449	Central Garden & Pet Co Class A(a)	1,463,132
95,151	Certara Inc(a)	2,294,091
30,329	Chefs' Warehouse Inc(a)	1,032,702
59,648	Coherus Biosciences Inc(a)	407,992
29,654	Collegium Pharmaceutical Inc(a)	711,399
110,183	Community Health Systems Inc(a)	539,897
27,522	CONMED Corp	2,858,435
87,228	Corcept Therapeutics Inc(a)	1,889,358
101,844	CoreCivic Inc(a)	936,965
8,274	CorVel Corp(a)	1,574,377
32,709	Cross Country Healthcare Inc(a)	730,065
15,414	Cutera Inc(a)	364,079
85,442	Cytokinetics Inc(a)	3,006,704
38,847	Deluxe Corp	621,552
105,308	Dynavax Technologies Corp(a)	1,033,071
9,605	Eagle Pharmaceuticals Inc(a)	272,494
46,779	Edgewell Personal Care Co	1,984,365
45,714	elf Beauty Inc(a)	3,764,548
52,303	Embecta Corp	1,470,760
41,025	Emergent BioSolutions Inc(a)	425,019
17,781	Enanta Pharmaceuticals Inc(a)	719,064
44,511	Enhabit Inc(a)	619,148
50,320	Ensign Group Inc	4,807,573
59,253	EVERTEC Inc	1,999,789
10,520	Forrester Research Inc(a)	340,322
28,291	Fresh Del Monte Produce Inc	851,842

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
18,308	Fulgent Genetics Inc(a)(b)	$ 571,576
110,169	GEO Group Inc(a)(b)	869,233
43,301	Glaukos Corp(a)	2,169,380
41,395	Green Dot Corp Class A(a)	711,166
80,324	Hain Celestial Group Inc(a)	1,377,557
26,399	Harmony Biosciences Holdings Inc(a)(b)	861,927
68,338	Healthcare Services Group Inc	947,848
17,827	Heidrick & Struggles International Inc	541,228
9,412	Heska Corp(a)	918,799
120,886	Hostess Brands Inc(a)	3,007,644
56,817	Innoviva Inc(a)	639,191
21,178	Inogen Inc(a)	264,301
30,040	Integer Holdings Corp(a)	2,328,100
16,184	Inter Parfums Inc	2,302,012
119,534	Ironwood Pharmaceuticals Inc(a)	1,257,498
22,681	iTeos Therapeutics Inc(a)	308,688
13,612	J & J Snack Foods Corp	2,017,571
7,959	John B Sanfilippo & Son Inc	771,386
30,057	Kelly Services Inc Class A	498,646
47,745	Korn Ferry	2,470,326
17,094	LeMaitre Vascular Inc	879,828
14,248	Ligand Pharmaceuticals Inc(a)	1,048,083
57,626	LiveRamp Holdings Inc(a)	1,263,738
27,167	Matthews International Corp Class A	979,642
9,707	Medifast Inc	1,006,325
51,391	Merit Medical Systems Inc(a)	3,800,364
13,793	MGP Ingredients Inc	1,334,059
69,829	Mister Car Wash Inc(a)(b)	601,926
11,268	ModivCare Inc(a)	947,413
28,204	Monro Inc	1,394,124
73,297	Myriad Genetics Inc(a)	1,702,689
20,774	National Beverage Corp(a)	1,095,205
173,668	Nektar Therapeutics(a)	122,071
114,385	NeoGenomics Inc(a)	1,991,443
47,496	NuVasive Inc(a)	1,962,060
66,377	OraSure Technologies Inc(a)	401,581
31,158	Orthofix Medical Inc(a)	521,897
67,336	Owens & Minor Inc(a)	979,739
41,638	Pacira BioSciences Inc(a)	1,699,247
176,908	Payoneer Global Inc(a)	1,110,982
72,915	Pediatrix Medical Group Inc(a)	1,087,163
59,812	Perdoceo Education Corp(a)	803,275
18,053	Phibro Animal Health Corp Class A	276,572
44,862	Prestige Consumer Healthcare Inc(a)	2,809,707
44,489	PROG Holdings Inc(a)	1,058,393
29,111	Quanex Building Products Corp	626,760
44,833	RadNet Inc(a)	1,122,170
33,379	REGENXBIO Inc(a)	631,197
29,657	Resources Connection Inc	505,948
300,145	Sabre Corp(a)(b)	1,287,622
94,015	Select Medical Holdings Corp	2,430,288
4,889	Seneca Foods Corp Class A(a)	255,548
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
76,449	Simply Good Foods Co(a)	$ 3,040,377
31,188	SpartanNash Co	773,462
20,211	Strategic Education Inc	1,815,554
36,739	Stride Inc(a)	1,442,006
49,207	Supernus Pharmaceuticals Inc(a)	1,782,770
58,054	Tandem Diabetes Care Inc(a)	2,357,573
16,727	Tootsie Roll Industries Inc	751,219
45,785	TreeHouse Foods Inc(a)	2,308,938
28,488	TrueBlue Inc(a)	507,086
36,547	uniQure NV(a)	736,057
54,573	United Natural Foods Inc(a)	1,437,999
21,805	Universal Corp	1,153,266
44,522	Upbound Group Inc	1,091,234
11,591	US Physical Therapy Inc	1,134,875
9,815	USANA Health Sciences Inc(a)	617,364
52,289	Vanda Pharmaceuticals Inc(a)	355,042
36,987	Varex Imaging Corp(a)	672,794
119,191	Vector Group Ltd	1,431,484
42,200	Vericel Corp(a)	1,237,304
18,461	Viad Corp(a)	384,727
69,149	Vir Biotechnology Inc(a)	1,609,097
12,334	WD-40 Co	2,196,069
54,348	Xencor Inc(a)	1,515,766
20,072	Zynex Inc(a)	240,864
		157,500,395
Energy — 4.73%
119,437	Archrock Inc	1,166,900
20,380	Bristow Group Inc(a)	456,512
46,267	Callon Petroleum Co(a)	1,547,168
46,876	Civitas Resources Inc	3,203,506
84,064	Comstock Resources Inc(b)	907,051
29,813	CONSOL Energy Inc	1,737,204
42,787	Core Laboratories NV	943,453
25,688	CVR Energy Inc	842,053
17,143	DMC Global Inc(a)	376,632
30,005	Dril-Quip Inc(a)	860,843
23,671	FutureFuel Corp	174,692
53,807	Green Plains Inc(a)	1,667,479
126,666	Helix Energy Solutions Group Inc(a)	980,395
94,342	Helmerich & Payne Inc	3,372,727
7,986	Nabors Industries Ltd(a)	973,573
144,096	NexTier Oilfield Solutions Inc(a)	1,145,563
66,966	Northern Oil and Gas Inc	2,032,418
97,912	NOW Inc(a)	1,091,719
91,039	Oceaneering International Inc(a)	1,605,018
55,113	Oil States International Inc(a)	459,091
49,654	Par Pacific Holdings Inc(a)	1,449,897
195,766	Patterson-UTI Energy Inc	2,290,462
84,857	ProPetro Holding Corp(a)	610,122
17,385	Ranger Oil Corp Class A	710,003
13,355	REX American Resources Corp(a)	381,819
73,044	RPC Inc	561,708
110,871	SM Energy Co	3,122,127

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Energy — (continued)
73,602	SunCoke Energy Inc	$ 660,946
57,639	Talos Energy Inc(a)	855,363
66,962	US Silica Holdings Inc(a)	799,526
14,831	Vital Energy Inc(a)	675,404
46,945	Warrior Met Coal Inc	1,723,351
		39,384,725
Financial — 22.71%
84,591	Acadia Realty Trust REIT	1,180,044
64,558	Alexander & Baldwin Inc REIT	1,220,792
39,559	Ambac Financial Group Inc(a)	612,373
46,275	American Assets Trust Inc REIT	860,252
62,201	American Equity Investment Life Holding Co	2,269,714
58,861	Ameris Bancorp	2,153,135
16,904	AMERISAFE Inc	827,451
95,410	Anywhere Real Estate Inc(a)	503,765
115,693	Apollo Commercial Real Estate Finance Inc REIT	1,077,102
60,057	Armada Hoffler Properties Inc REIT	709,273
147,092	ARMOUR Residential Inc REIT(b)	772,233
54,149	Assured Guaranty Ltd	2,722,070
67,457	Atlantic Union Bankshares Corp	2,364,368
35,641	Avantax Inc(a)	938,071
48,618	Axos Financial Inc(a)	1,794,977
14,789	B Riley Financial Inc(b)	419,860
48,809	Banc of California Inc	611,577
15,621	BancFirst Corp	1,298,105
50,906	Bancorp Inc(a)	1,417,732
69,157	BankUnited Inc	1,561,565
31,168	Banner Corp	1,694,604
40,099	Berkshire Hills Bancorp Inc	1,004,881
159,526	Brandywine Realty Trust REIT	754,558
45,238	Bread Financial Holdings Inc	1,371,616
29,199	Brightsphere Investment Group Inc	688,512
79,255	Brookline Bancorp Inc	832,178
112,745	Capitol Federal Financial Inc	758,774
89,849	CareTrust Inc REIT	1,759,243
13,391	Centerspace REIT	731,550
23,644	Central Pacific Financial Corp	423,228
42,174	Chatham Lodging Trust REIT	442,405
13,284	City Holding Co	1,207,250
48,519	Community Bank System Inc	2,546,762
20,915	Community Healthcare Trust Inc REIT	765,489
148,384	Cushman & Wakefield PLC(a)	1,563,967
27,676	Customers Bancorp Inc(a)	512,560
118,667	CVB Financial Corp	1,979,366
190,404	DiamondRock Hospitality Co REIT	1,547,985
28,536	Dime Community Bancshares Inc	648,338
62,310	Douglas Elliman Inc	193,784
28,843	Eagle Bancorp Inc	965,375
Shares		Fair Value
Financial — (continued)
81,019	Easterly Government Properties Inc REIT(b)	$ 1,113,201
57,082	Ellington Financial Inc REIT	696,971
78,506	Elme Communities REIT	1,402,117
24,129	Employers Holdings Inc	1,005,938
20,817	Encore Capital Group Inc(a)	1,050,218
28,334	Enova International Inc(a)	1,258,880
128,551	Essential Properties Realty Trust Inc REIT	3,194,492
45,993	EZCORP Inc Class A(a)	395,540
31,370	FB Financial Corp	974,980
36,763	First Bancorp	1,305,822
166,225	First BanCorp	1,898,289
92,864	First Commonwealth Financial Corp	1,154,300
86,258	First Financial Bancorp	1,877,837
115,313	First Hawaiian Inc	2,378,907
76,276	Four Corners Property Trust Inc REIT	2,048,773
73,245	Franklin BSP Realty Trust Inc REIT	873,813
447,292	Genworth Financial Inc Class A(a)	2,245,406
37,884	Getty Realty Corp REIT	1,364,961
92,851	Global Net Lease Inc REIT	1,194,064
27,638	Hanmi Financial Corp	513,238
6,387	HCI Group Inc(b)	342,343
30,878	Heritage Financial Corp	660,789
41,064	Hilltop Holdings Inc	1,218,369
16,434	HomeStreet Inc	295,648
106,937	Hope Bancorp Inc	1,050,121
36,530	Horace Mann Educators Corp	1,223,024
113,797	Hudson Pacific Properties Inc REIT	756,750
41,229	Independent Bank Corp	2,705,447
32,312	Independent Bank Group Inc	1,497,661
25,434	Innovative Industrial Properties Inc REIT(b)	1,932,730
32,665	Invesco Mortgage Capital Inc REIT	362,255
33,229	James River Group Holdings Ltd	686,179
89,382	JBG SMITH Properties REIT	1,346,093
105,748	Kennedy-Wilson Holdings Inc	1,754,359
53,014	KKR Real Estate Finance Trust Inc REIT	603,829
23,121	Lakeland Financial Corp	1,448,299
10,034	LendingTree Inc(a)	267,506
36,199	LTC Properties Inc REIT	1,271,671
250,762	LXP Industrial Trust REIT	2,585,356
21,954	Marcus & Millichap Inc	704,943
24,538	Mercury General Corp	778,836
62,712	Mr Cooper Group Inc(a)	2,569,311
33,701	National Bank Holdings Corp Class A	1,127,635
38,968	NBT Bancorp Inc	1,313,611
81,545	New York Mortgage Trust Inc REIT	812,188
20,092	NexPoint Residential Trust Inc REIT	877,418

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
75,884	NMI Holdings Inc Class A(a)	$ 1,694,490
37,909	Northfield Bancorp Inc	446,568
114,913	Northwest Bancshares Inc	1,382,403
43,211	Office Properties Income Trust REIT	531,495
42,521	OFG Bancorp	1,060,474
52,331	Orion Office Inc REIT	350,618
132,762	Outfront Media Inc REIT	2,154,727
85,087	Pacific Premier Bancorp Inc	2,043,790
22,528	Palomar Holdings Inc(a)	1,243,546
13,170	Park National Corp	1,561,567
24,541	Pathward Financial Inc	1,018,206
118,704	Pebblebrook Hotel Trust REIT(b)	1,666,604
79,130	PennyMac Mortgage Investment Trust REIT	975,673
12,487	Piper Sandler Cos	1,730,823
34,821	PRA Group Inc(a)	1,356,626
11,716	Preferred Bank	642,154
47,875	ProAssurance Corp	884,730
67,694	Provident Financial Services Inc	1,298,371
141,804	Radian Group Inc	3,133,868
16,859	RE/MAX Holdings Inc Class A	316,275
87,542	Ready Capital Corp REIT(b)	890,302
100,467	Redwood Trust Inc REIT	677,148
50,923	Renasant Corp	1,557,225
113,239	Retail Opportunity Investments Corp REIT	1,580,816
75,631	RPT Realty REIT	719,251
34,880	S&T Bancorp Inc	1,096,976
34,552	Safehold Inc REIT	1,014,789
13,579	Safety Insurance Group Inc	1,011,907
11,923	Saul Centers Inc REIT	464,997
75,765	Seacoast Banking Corp of Florida	1,795,631
148,570	Service Properties Trust REIT	1,479,757
44,196	ServisFirst Bancshares Inc	2,414,427
115,760	Simmons First National Corp Class A	2,024,642
75,528	SiriusPoint Ltd(a)	614,043
166,802	SITE Centers Corp REIT	2,048,329
58,127	SL Green Realty Corp REIT	1,367,147
26,686	Southside Bancshares Inc	885,975
30,241	St Joe Co	1,258,328
11,952	Star Holdings(a)	207,846
41,094	Stellar Bancorp Inc	1,011,323
24,031	Stewart Information Services Corp	969,651
15,916	StoneX Group Inc(a)	1,647,783
94,441	Summit Hotel Properties Inc REIT	661,087
191,636	Sunstone Hotel Investors Inc REIT	1,893,364
94,213	Tanger Factory Outlet Centers Inc REIT	1,849,401
11,066	Tompkins Financial Corp	732,680
20,192	Triumph Financial Inc(a)	1,172,348
31,908	Trupanion Inc(a)(b)	1,368,534
16,752	TrustCo Bank Corp NY	535,059
Shares		Fair Value
Financial — (continued)
55,361	Trustmark Corp	$ 1,367,417
88,573	Two Harbors Investment Corp REIT	1,302,909
103,778	United Community Banks Inc	2,918,237
20,023	United Fire Group Inc	531,611
210,813	Uniti Group Inc REIT	748,386
11,781	Universal Health Realty Income Trust REIT	566,784
25,240	Universal Insurance Holdings Inc	459,873
106,560	Urban Edge Properties REIT	1,604,794
25,796	Urstadt Biddle Properties Inc REIT Class A	453,236
70,458	Veris Residential Inc REIT(a)	1,031,505
48,276	Veritex Holdings Inc	881,520
6,073	Virtus Investment Partners Inc	1,156,238
27,967	Walker & Dunlop Inc	2,130,246
59,062	Washington Federal Inc	1,778,947
24,086	Westamerica BanCorp	1,067,010
42,895	Whitestone REIT	394,634
99,789	WisdomTree Investments Inc	584,764
3,189	World Acceptance Corp(a)(b)	265,612
56,138	WSFS Financial Corp	2,111,350
101,844	Xenia Hotels & Resorts Inc REIT	1,333,138
		188,978,987
Industrial — 17.29%
37,947	AAON Inc	3,669,095
29,869	AAR Corp(a)	1,629,354
33,753	Advanced Energy Industries Inc	3,307,794
68,449	Aerojet Rocketdyne Holdings Inc(a)	3,844,780
22,714	AeroVironment Inc(a)	2,081,965
9,328	Alamo Group Inc	1,717,845
28,080	Albany International Corp Class A	2,509,229
14,902	American Woodmark Corp(a)	775,947
20,417	Apogee Enterprises Inc	883,035
34,852	Applied Industrial Technologies Inc	4,953,515
22,017	ArcBest Corp	2,034,811
43,720	Arcosa Inc	2,759,169
20,563	Astec Industries Inc	848,224
26,427	Badger Meter Inc	3,219,337
46,023	Barnes Group Inc	1,853,806
31,180	Benchmark Electronics Inc	738,654
35,783	Boise Cascade Co	2,263,275
41,906	Brady Corp Class A	2,251,609
18,902	CIRCOR International Inc(a)	588,230
14,561	Clearwater Paper Corp(a)	486,629
32,289	Comfort Systems USA Inc	4,712,902
25,014	Comtech Telecommunications Corp	312,175
29,127	CTS Corp	1,440,621
29,335	Dorian LPG Ltd	584,940
14,564	DXP Enterprises Inc(a)	392,063
26,687	Dycom Industries Inc(a)	2,499,238

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
16,562	Encore Wire Corp	$ 3,069,436
50,980	Enerpac Tool Group Corp	1,299,990
18,938	EnPro Industries Inc	1,967,469
23,432	ESCO Technologies Inc	2,236,584
33,054	Fabrinet(a)	3,925,493
17,352	FARO Technologies Inc(a)	427,033
54,749	Federal Signal Corp	2,967,943
24,066	Forward Air Corp	2,593,352
35,130	Franklin Electric Co Inc	3,305,733
73,925	Frontdoor Inc(a)	2,061,029
27,811	Gibraltar Industries Inc(a)	1,348,834
39,590	Granite Construction Inc	1,626,357
30,003	Greenbrier Cos Inc	965,197
42,670	Griffon Corp	1,365,867
71,181	Harsco Corp(a)	486,166
41,195	Heartland Express Inc	655,824
62,658	Hillenbrand Inc	2,978,135
29,483	Hub Group Inc Class A(a)	2,474,803
26,660	Ichor Holdings Ltd(a)	872,848
17,415	Insteel Industries Inc	484,485
41,008	Itron Inc(a)	2,273,894
28,764	John Bean Technologies Corp	3,143,618
25,932	Kaman Corp	592,806
72,706	Kennametal Inc	2,005,232
81,771	Knowles Corp(a)	1,390,107
9,853	Lindsay Corp	1,489,084
51,283	Marten Transport Ltd	1,074,379
114,571	Masterbrand Inc(a)	921,151
18,594	Materion Corp	2,156,904
34,308	Matson Inc	2,047,158
4,458	Mesa Laboratories Inc	778,946
25,985	Moog Inc Class A	2,617,989
51,342	Mueller Industries Inc	3,772,610
32,220	Myers Industries Inc	690,475
15,054	MYR Group Inc(a)	1,896,955
4,663	National Presto Industries Inc	336,156
11,196	NV5 Global Inc(a)	1,164,048
139,369	O-I Glass Inc(a)	3,165,070
8,772	Olympic Steel Inc	457,986
14,015	OSI Systems Inc(a)	1,434,575
53,415	PGT Innovations Inc(a)	1,341,251
25,183	Plexus Corp(a)	2,457,105
8,283	Powell Industries Inc	352,773
24,124	Proto Labs Inc(a)	799,711
105,985	RXO Inc(a)	2,081,545
52,690	Sanmina Corp(a)	3,213,563
40,798	SPX Technologies Inc(a)	2,879,523
10,689	Standex International Corp	1,308,761
16,278	Sturm Ruger & Co Inc	935,008
16,581	Tennant Co	1,136,296
34,745	TimkenSteel Corp(a)	637,223
23,249	Tredegar Corp	212,263
74,089	Trinity Industries Inc	1,804,808
57,384	Triumph Group Inc(a)	665,081
91,019	TTM Technologies Inc(a)	1,227,846
		143,932,720
Shares		Fair Value
Technology — 8.39%
116,521	3D Systems Corp(a)	$ 1,249,105
103,196	8x8 Inc(a)	430,327
92,667	Adeia Inc	821,030
17,762	Agilysys Inc(a)	1,465,543
20,513	Alpha & Omega Semiconductor Ltd(a)	552,825
35,207	Apollo Medical Holdings Inc(a)	1,283,999
30,552	Avid Technology Inc(a)	977,053
29,593	Axcelis Technologies Inc(a)	3,943,267
36,352	Cerence Inc(a)	1,021,128
20,444	CEVA Inc(a)	622,111
43,137	Cohu Inc(a)	1,656,030
13,146	Computer Programs and Systems Inc(a)	397,009
16,177	Consensus Cloud Solutions Inc(a)	551,474
37,167	Corsair Gaming Inc(a)	682,015
27,478	CSG Systems International Inc	1,475,569
32,540	Digi International Inc(a)	1,095,947
80,131	Digital Turbine Inc(a)	990,419
41,070	Diodes Inc(a)	3,809,653
22,107	Donnelley Financial Solutions Inc(a)	903,292
77,603	DoubleVerify Holdings Inc(a)	2,339,731
21,701	Ebix Inc	286,236
69,941	FormFactor Inc(a)	2,227,621
27,361	Insight Enterprises Inc(a)	3,911,529
51,249	Kulicke & Soffa Industries Inc	2,700,310
64,722	LivePerson Inc(a)	285,424
65,673	MaxLinear Inc(a)	2,312,346
60,524	N-able Inc(a)	798,917
61,465	NetScout Systems Inc(a)	1,760,972
47,619	NextGen Healthcare Inc(a)	829,047
32,693	OneSpan Inc(a)	572,128
44,708	Onto Innovation Inc(a)	3,928,939
27,108	PDF Solutions Inc(a)	1,149,379
54,573	Photronics Inc(a)	904,820
141,524	Pitney Bowes Inc	550,528
39,135	Progress Software Corp	2,248,306
97,044	Rambus Inc(a)	4,974,476
57,651	Semtech Corp(a)	1,391,695
14,111	Simulations Plus Inc	620,037
45,589	SMART Global Holdings Inc(a)	785,954
32,541	SPS Commerce Inc(a)	4,955,994
17,138	TTEC Holdings Inc	638,048
40,715	Ultra Clean Holdings Inc(a)	1,350,109
45,531	Veeco Instruments Inc(a)	962,070
99,540	Veradigm Inc(a)	1,298,997
126,472	Verra Mobility Corp(a)	2,139,906
		69,851,315
Utilities — 2.27%
33,372	American States Water Co	2,966,437
66,612	Avista Corp	2,827,679
49,500	California Water Service Group	2,880,900
16,119	Chesapeake Utilities Corp	2,063,071
15,706	Middlesex Water Co	1,226,952
31,830	Northwest Natural Holding Co	1,513,835

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Utilities — (continued)
37,588	Otter Tail Corp(b)	$ 2,716,485
24,268	SJW Group	1,847,523
14,278	Unitil Corp	814,417
		18,857,299
TOTAL COMMON STOCK — 99.00% (Cost $784,682,070)		$823,909,853
WARRANTS
Consumer, Non-Cyclical — 0.00%(c)
13,576	OmniAb Inc(a)	7,497
TOTAL WARRANTS — 0.00%(c) (Cost $14,111)		$7,497
GOVERNMENT MONEY MARKET MUTUAL FUNDS
819,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(d), 4.89%(e)	819,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.10% (Cost $819,000)		$819,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.43%
$5,254,876	Undivided interest of 3.53% in a repurchase agreement (principal amount/value $148,993,698 with a maturity value of $149,053,544) with Bank of America Securities Inc, 4.82%, dated 3/31/23 to be repurchased at $5,254,876 on 4/3/23 collateralized by various U.S. Government Agency securities, 1.50% - 3.00%, 11/1/49 - 2/1/51, with a value of $151,973,572.(d)	5,254,876
5,254,876	Undivided interest of 3.53% in a repurchase agreement (principal amount/value $149,316,406 with a maturity value of $149,376,381) with RBC Capital Markets Corp, 4.82%, dated 3/31/23 to be repurchased at $5,254,876 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.38%, 4/6/23 - 2/20/53, with a value of $152,302,735.(d)	5,254,876
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$5,254,876	Undivided interest of 3.58% in a repurchase agreement (principal amount/value $147,303,869 with a maturity value of $147,362,913) with Citigroup Global Markets Inc, 4.81%, dated 3/31/23 to be repurchased at $5,254,876 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 7.00%, 12/26/24 - 3/20/53, with a value of $150,249,951.(d)	$ 5,254,876
4,436,314	Undivided interest of 5.10% in a repurchase agreement (principal amount/value $87,195,742 with a maturity value of $87,230,620) with Scotia Capital (USA) Inc, 4.80%, dated 3/31/23 to be repurchased at $4,436,314 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.00%, 5/31/27 - 2/1/53, with a value of $88,975,233.(d)	4,436,314
TOTAL SHORT TERM INVESTMENTS — 2.43% (Cost $20,200,942)		$20,200,942
TOTAL INVESTMENTS — 101.53% (Cost $805,716,123)		$844,937,292
OTHER ASSETS & LIABILITIES, NET — (1.53)%		$(12,717,667)
TOTAL NET ASSETS — 100.00%		$832,219,625

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2023.
(c)	Represents less than 0.005% of net assets.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of March 31, 2023.
REIT	Real Estate Investment Trust
At March 31, 2023, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
Russell 2000 E-mini Futures	99	USD	8,976,825	June 2023	$222,748
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Warrants	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 94 long futures contracts and an average of 0 short futures contracts for the reporting period.

March 31, 2023